Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,844,000
Previously Paid Amount	0.00
Total Fee Amount	392.76
Total Offset Amount	0.00
Net Fee	392.76
Narrative - Max Aggregate Offering Price	$ 2,844,000
Final Prospectus	true